SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18.SUBSEQUENT EVENTS

The Company evaluated and recorded subsequent events and transactions that occurred after the balance sheet date up to March 17, 2025, the date that the financial statements were issued.

On February 5, 2025, the Company announced that it has entered into a securities purchase agreement with a new, fundamental healthcare investor for the purchase and sale of 258,309 ADSs and warrants to purchase 258,309 ADSs, at a purchase price of $58.07 per ADS and accompanying warrant, pursuant to a registered direct offering. The offering resulted in gross proceeds of approximately $15,000, before deducting offering expenses, as well as the potential for additional proceeds of approximately $15,000 from the exercise of five-year warrants issued in the offering. The closing of the offering occurred on February 7, 2025.

On February 22, 2025, the compensation committee of the Board of Directors approved the grant of 720,000 share options and 230,000 restricted stock units under the Company’s 2022 Plan.